Ordinary share (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Mar. 03, 2021	Oct. 08, 2019
Ordinary share
Common stock, issued	7,899,832	7,899,832	2,061,900	1,030,950
Less: shares under treasury stock	(178,400)	(167,700)
Total	7,721,432	7,732,132